Borrowings (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Borrowings

	As of December 31,
	2020	2021
	RMB’000	RMB’000
Secured
- Bank borrowings (a)	—	2,991,890
Unsecured
- Bank borrowings (b)	10,279,835	22,816,450
- Corporate borrowings	1,162	388

	10,280,997	25,808,728
Interest payable	34,448	118,689

Total borrowings	10,315,445	25,927,417

Summary of Interest Rates of Borrowings	The following table sets forth the range of interest rates of borrowings as of December 31, 2020 and 2021:

	As of December 31,
	2020	2021
Bank borrowings - fixed rate	4.35%-5.00%	2.80%-4.80%
Bank borrowings - floating rate	1.41%-2.68%	1.35%-1.92%
Corporate borrowings - fixed rate	0.50%-0.78%	0.78%